Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	20,863,399	20,712,166	20,543,130
Common stock, shares outstanding	20,863,399	20,712,166	20,543,130